Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Contrafund
Entity Central Index Key	0000024238
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Series Opportunistic Insights Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Opportunistic Insights Fund
Class Name	Fidelity® Series Opportunistic Insights Fund
Trading Symbol	FVWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 12,091,006,718
Holdings Count | shares	343
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$12,091,006,718
Number of Holdings	343
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.2 Communication Services 24.1 Financials 19.2 Industrials 10.3 Consumer Discretionary 9.7 Health Care 6.9 Consumer Staples 1.7 Materials 1.2 Utilities 1.1 Energy 0.6 Real Estate 0.1 Common Stocks 97.6 Preferred Stocks 1.5 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 1.5 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.1 Canada 2.7 Brazil 0.6 Korea (South) 0.5 Taiwan 0.4 United Kingdom 0.4 China 0.4 Japan 0.3 Israel 0.3 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 2.7 Brazil - 0.6 Korea (South) - 0.5 Taiwan - 0.4 United Kingdom - 0.4 China - 0.4 Japan - 0.3 Israel - 0.3 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 15.4 NVIDIA Corp 10.3 Berkshire Hathaway Inc Class A 6.1 Amazon.com Inc 5.2 Microsoft Corp 4.5 Netflix Inc 4.1 Visa Inc Class A 2.2 Amphenol Corp Class A 2.2 JPMorgan Chase & Co 2.0 GE Vernova Inc 1.7 53.7
Fidelity Contrafund K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund® K6
Class Name	Fidelity® Contrafund® K6
Trading Symbol	FLCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 35,942,553,767
Holdings Count | shares	353
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$35,942,553,767
Number of Holdings	353
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Communication Services 25.7 Financials 18.3 Consumer Discretionary 9.6 Industrials 7.7 Health Care 6.0 Consumer Staples 2.0 Materials 1.3 Utilities 1.2 Energy 0.6 Real Estate 0.1 Common Stocks 97.1 Preferred Stocks 1.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Preferred Stocks - 1.2 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 93.6 Canada 2.4 Brazil 0.5 Korea (South) 0.5 Taiwan 0.5 United Kingdom 0.3 Japan 0.3 China 0.3 Congo Democratic Republic Of 0.3 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Brazil - 0.5 Korea (South) - 0.5 Taiwan - 0.5 United Kingdom - 0.3 Japan - 0.3 China - 0.3 Congo Democratic Republic Of - 0.3 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 17.5 NVIDIA Corp 10.6 Berkshire Hathaway Inc Class A 8.0 Amazon.com Inc 5.8 Microsoft Corp 5.2 Netflix Inc 3.5 Amphenol Corp Class A 2.5 Apple Inc 1.9 Alphabet Inc Class A 1.9 Visa Inc Class A 1.9 58.8
Fidelity Contrafund
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund®
Trading Symbol	FCNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 166,631,799,894
Holdings Count | shares	360
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$166,631,799,894
Number of Holdings	360
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 26.1 Information Technology 23.8 Financials 18.4 Consumer Discretionary 9.9 Industrials 8.1 Health Care 6.6 Consumer Staples 1.9 Materials 1.2 Utilities 1.2 Energy 0.8 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 1.8 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 1.8 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 93.7 Canada 2.2 Brazil 0.5 Taiwan 0.4 Korea (South) 0.4 United Kingdom 0.4 China 0.4 Japan 0.3 Switzerland 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 2.2 Brazil - 0.5 Taiwan - 0.4 Korea (South) - 0.4 United Kingdom - 0.4 China - 0.4 Japan - 0.3 Switzerland - 0.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 18.2 NVIDIA Corp 9.0 Berkshire Hathaway Inc Class A 8.3 Amazon.com Inc 6.3 Microsoft Corp 5.3 Netflix Inc 3.2 Amphenol Corp Class A 2.3 Apple Inc 2.2 Eli Lilly & Co 2.0 Alphabet Inc Class A 1.9 58.7
Fidelity Contrafund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund® Class K
Trading Symbol	FCNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 166,631,799,894
Holdings Count | shares	360
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$166,631,799,894
Number of Holdings	360
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 26.1 Information Technology 23.8 Financials 18.4 Consumer Discretionary 9.9 Industrials 8.1 Health Care 6.6 Consumer Staples 1.9 Materials 1.2 Utilities 1.2 Energy 0.8 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 1.8 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 1.8 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 93.7 Canada 2.2 Brazil 0.5 Taiwan 0.4 Korea (South) 0.4 United Kingdom 0.4 China 0.4 Japan 0.3 Switzerland 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 2.2 Brazil - 0.5 Taiwan - 0.4 Korea (South) - 0.4 United Kingdom - 0.4 China - 0.4 Japan - 0.3 Switzerland - 0.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 18.2 NVIDIA Corp 9.0 Berkshire Hathaway Inc Class A 8.3 Amazon.com Inc 6.3 Microsoft Corp 5.3 Netflix Inc 3.2 Amphenol Corp Class A 2.3 Apple Inc 2.2 Eli Lilly & Co 2.0 Alphabet Inc Class A 1.9 58.7
Fidelity Advisor New Insights Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class Z
Trading Symbol	FZANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 23,178,940,335
Holdings Count | shares	408
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.5 Communication Services 23.4 Financials 15.2 Industrials 13.0 Consumer Discretionary 10.3 Health Care 7.3 Materials 1.9 Utilities 1.5 Consumer Staples 1.2 Energy 1.1 Real Estate 0.2 Common Stocks 97.0 Preferred Stocks 2.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.8 Canada 2.3 Taiwan 0.9 Netherlands 0.7 Brazil 0.6 China 0.5 United Kingdom 0.5 Japan 0.5 Italy 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Canada - 2.3 Taiwan - 0.9 Netherlands - 0.7 Brazil - 0.6 China - 0.5 United Kingdom - 0.5 Japan - 0.5 Italy - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 13.5 NVIDIA Corp 9.2 Microsoft Corp 5.7 Amazon.com Inc 5.3 Berkshire Hathaway Inc Class A 5.0 Alphabet Inc Class A 4.7 Netflix Inc 3.6 Space Exploration Technologies Corp 2.2 Eli Lilly & Co 1.6 Apple Inc 1.5 52.3
Fidelity Advisor New Insights Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class M
Trading Symbol	FNITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
Net Assets	$ 23,178,940,335
Holdings Count | shares	408
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.5 Communication Services 23.4 Financials 15.2 Industrials 13.0 Consumer Discretionary 10.3 Health Care 7.3 Materials 1.9 Utilities 1.5 Consumer Staples 1.2 Energy 1.1 Real Estate 0.2 Common Stocks 97.0 Preferred Stocks 2.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.8 Canada 2.3 Taiwan 0.9 Netherlands 0.7 Brazil 0.6 China 0.5 United Kingdom 0.5 Japan 0.5 Italy 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Canada - 2.3 Taiwan - 0.9 Netherlands - 0.7 Brazil - 0.6 China - 0.5 United Kingdom - 0.5 Japan - 0.5 Italy - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 13.5 NVIDIA Corp 9.2 Microsoft Corp 5.7 Amazon.com Inc 5.3 Berkshire Hathaway Inc Class A 5.0 Alphabet Inc Class A 4.7 Netflix Inc 3.6 Space Exploration Technologies Corp 2.2 Eli Lilly & Co 1.6 Apple Inc 1.5 52.3
Fidelity Advisor New Insights Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class I
Trading Symbol	FINSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 23,178,940,335
Holdings Count | shares	408
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.5 Communication Services 23.4 Financials 15.2 Industrials 13.0 Consumer Discretionary 10.3 Health Care 7.3 Materials 1.9 Utilities 1.5 Consumer Staples 1.2 Energy 1.1 Real Estate 0.2 Common Stocks 97.0 Preferred Stocks 2.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.8 Canada 2.3 Taiwan 0.9 Netherlands 0.7 Brazil 0.6 China 0.5 United Kingdom 0.5 Japan 0.5 Italy 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Canada - 2.3 Taiwan - 0.9 Netherlands - 0.7 Brazil - 0.6 China - 0.5 United Kingdom - 0.5 Japan - 0.5 Italy - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 13.5 NVIDIA Corp 9.2 Microsoft Corp 5.7 Amazon.com Inc 5.3 Berkshire Hathaway Inc Class A 5.0 Alphabet Inc Class A 4.7 Netflix Inc 3.6 Space Exploration Technologies Corp 2.2 Eli Lilly & Co 1.6 Apple Inc 1.5 52.3
Fidelity Advisor New Insights Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class C
Trading Symbol	FNICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.84%
Net Assets	$ 23,178,940,335
Holdings Count | shares	408
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.5 Communication Services 23.4 Financials 15.2 Industrials 13.0 Consumer Discretionary 10.3 Health Care 7.3 Materials 1.9 Utilities 1.5 Consumer Staples 1.2 Energy 1.1 Real Estate 0.2 Common Stocks 97.0 Preferred Stocks 2.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.8 Canada 2.3 Taiwan 0.9 Netherlands 0.7 Brazil 0.6 China 0.5 United Kingdom 0.5 Japan 0.5 Italy 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Canada - 2.3 Taiwan - 0.9 Netherlands - 0.7 Brazil - 0.6 China - 0.5 United Kingdom - 0.5 Japan - 0.5 Italy - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 13.5 NVIDIA Corp 9.2 Microsoft Corp 5.7 Amazon.com Inc 5.3 Berkshire Hathaway Inc Class A 5.0 Alphabet Inc Class A 4.7 Netflix Inc 3.6 Space Exploration Technologies Corp 2.2 Eli Lilly & Co 1.6 Apple Inc 1.5 52.3
Fidelity Advisor New Insights Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class A
Trading Symbol	FNIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 23,178,940,335
Holdings Count | shares	408
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.5 Communication Services 23.4 Financials 15.2 Industrials 13.0 Consumer Discretionary 10.3 Health Care 7.3 Materials 1.9 Utilities 1.5 Consumer Staples 1.2 Energy 1.1 Real Estate 0.2 Common Stocks 97.0 Preferred Stocks 2.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.8 Canada 2.3 Taiwan 0.9 Netherlands 0.7 Brazil 0.6 China 0.5 United Kingdom 0.5 Japan 0.5 Italy 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Canada - 2.3 Taiwan - 0.9 Netherlands - 0.7 Brazil - 0.6 China - 0.5 United Kingdom - 0.5 Japan - 0.5 Italy - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 13.5 NVIDIA Corp 9.2 Microsoft Corp 5.7 Amazon.com Inc 5.3 Berkshire Hathaway Inc Class A 5.0 Alphabet Inc Class A 4.7 Netflix Inc 3.6 Space Exploration Technologies Corp 2.2 Eli Lilly & Co 1.6 Apple Inc 1.5 52.3